Employee benefit obligations - Defined benefit schemes (Details) - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Funded | Europe / UK
Disclosure of defined benefit plans [line items]
Deferred members	491	491
Pensioners including dependents	573	573
Weighted average duration (years)	12 years	12 years
Funded | North America
Disclosure of defined benefit plans [line items]
Active members	541	656
Deferred members	159	129
Pensioners including dependents	219	153
Weighted average duration (years)	14 years	14 years
Unfunded | Europe/ Germany
Disclosure of defined benefit plans [line items]
Active members	608	643
Deferred members	306	298
Pensioners including dependents	218	202
Weighted average duration (years)	14 years	15 years